Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) / Income - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) / Income
Net (Loss) / Income	$ (8,496,463)	$ 6,518,681
Other comprehensive loss, net of tax
Net change in unrealized gains on cash flow hedges	588,440	(1,659,308)
Other Comprehensive Income, net of tax	588,440
Comprehensive (Loss) / Income	$ (7,908,023)	$ 6,518,681